RELATED PARTIES AND SHAREHOLDERS	12 Months Ended
Dec. 31, 2022
Related Parties And Shareholders
RELATED PARTIES AND SHAREHOLDERS

NOTE 29- RELATED PARTIES AND SHAREHOLDERS:

The following transactions arose with related parties:

	Year ended December 31, 2022
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2022
Director and CEO	$-	$-	$-	$-	$462
Company controlled by CEO	-	1,224	-	1,224	(474)
CFO	-	84	160	244	-
Directors	28	-	64	92	-
	$28	$1,308	$224	$1,560	$(12)

	Year ended December 31, 2021
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2021
Director and CEO	$-	$43	$-	$43	$183
Company controlled by CEO	-	958	-	958	(57)
CFO	-	94	59	153	-
Directors	31	-	11	42	-
	$31	$1,095	$70	$1,196	$126

	Year ended December 31, 2020
	Directors Fees	Consulting Fees / Salaries	Share based awards	Total	Amounts owing by (to) as of December 31, 2021
Director and CEO	$-	$31	$-	$31	$-
Company controlled by CEO	-	594	-	594	-
CFO	-	30	27	57	-
Directors	31	-	10	41	-
	$31	$655	$37	$723	$-

The CEO has an agreement with the Company pursuant to which he received a consulting fee of NIS 250,000 per month (approximately $71 per month). In addition, the compensation committee approved a milestone-based bonus of $260 during the year ended December 31, 2022. During the year ended December 31, 2021, the compensation committee approved a milestone-based bonus of up to $500.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)